Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares) [BarChart] - Reserve Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Reserve	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.25%	1.20%	1.54%	0.19%